Insurance Contract Receivables - Insurance Contract Receivables (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Insurance Contracts [Abstract]
Insurance premiums receivable	$ 2,752.3	$ 1,906.2	$ 1,677.1
Reinsurance premiums receivable	1,086.4	788.8	$ 659.5
Funds withheld receivable	659.8	181.8
Other	218.7	68.3
Provision for uncollectible balances	(30.3)	(27.6)
Insurance contract receivables	$ 4,686.9	$ 2,917.5